Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans

The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2015
Number outstanding at beginning of period	33,649,198	$29.31
Granted	1,122,697	44.28
Exercised	(8,721,834)	29.59
Cancelled(a)	(324,353)	32.93

Number outstanding at end of period(b)	25,725,708	$29.82	3.6	$331
Exercisable at end of period	22,446,095	$28.68	3.0	$314

2014
Number outstanding at beginning of period	46,724,765	$29.12
Granted	1,246,451	40.32
Exercised	(13,851,590)	29.59
Cancelled(a)	(470,428)	31.12

Number outstanding at end of period(b)	33,649,198	$29.31	4.0	$526
Exercisable at end of period	28,923,260	$28.79	3.4	$467

2013
Number outstanding at beginning of period	63,171,918	$28.83
Granted	1,168,011	33.99
Exercised	(17,260,740)	28.41
Cancelled(a)	(354,424)	29.22

Number outstanding at end of period(b)	46,724,765	$29.12	4.4	$527
Exercisable at end of period	39,556,000	$29.19	3.8	$444
(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted average estimated fair value of stock options granted and the assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2015	2014	2013
Estimated fair value	$12.23	$11.38	$12.13
Risk-free interest rates	1.7%	1.7%	1.0%
Dividend yield	2.6%	2.6%	2.6%
Stock volatility factor	.37	.38	.49
Expected life of options (in years)	5.5	5.5	5.5

Summary of Certain Stock Option Activity

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Fair value of options vested	$25	$33	$41
Intrinsic value of options exercised	130	171	144
Cash received from options exercised	257	408	489
Tax benefit realized from options exercised	50	66	56

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2015, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	2,664,092	3.1	$11.20	2,664,092	$11.20
$15.01 – $20.00	161,218	2.0	19.58	161,218	19.58
$20.01 – $25.00	2,051,039	4.2	23.85	2,051,039	23.85
$25.01 – $30.00	5,911,183	5.0	28.49	5,051,861	28.47
$30.01 – $35.00	9,215,909	2.6	32.21	8,719,854	32.11
$35.01 – $40.00	3,523,469	1.1	36.04	3,523,469	36.04
$40.01 – $44.32	2,198,798	8.6	42.32	274,562	40.32
Total	25,725,708	3.6	$29.82	22,446,095	$28.68

Summary of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2015		2014		2013
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	7,921,571	$34.09	8,653,859	$29.96	8,935,743	$25.04
Granted	2,897,396	44.24	3,133,168	40.37	3,717,635	33.88
Vested	(3,428,736)	33.27	(3,409,650)	29.38	(3,744,411)	22.17
Cancelled	(495,400)	38.66	(455,806)	34.05	(255,108)	29.18
Outstanding at end of period	6,894,831	$38.44	7,921,571	$34.09	8,653,859	$29.96